Material accounting policies - Financial assets - trade and other receivables (Details) - Maximum	12 Months Ended
Dec. 31, 2025
Corporate customers
Disclosure Of Material Accounting Policy [Line Items]
Customers overdue term to be considered Default	90 days
Corporate customers | EGYPT
Disclosure Of Material Accounting Policy [Line Items]
Customers overdue term to be considered Default	180 days
Individual customers
Disclosure Of Material Accounting Policy [Line Items]
Customers overdue term to be considered Default	90 days